HUNTINGTON ASSET SERVICES, INC.
2960 N. Meridian St., Suite 300
Indianapolis, IN 46208

May 31, 2011

EDGAR  CORRESPONDENCE

Linda B. Stirling, Esq.
U.S. Securities and Exchange Commission
450 5th Street, NW, 5-6
Washington, DC  20549

Re:  Unified Series Trust (SEC File Nos. 811-21237 and 333-100654)

Dear Ms. Stirling:

On behalf of Unified Series Trust (the “Trust”), we are enclosing a preliminary Information Statement pursuant to Section 14(c) of the Securities Exchange Act of 1934 in respect of the 3 to 1 Diversified Equity Fund (the “Fund”), a series of the Trust.  This Information Statement relates to the addition of two new sub-advisers for the Fund.

Please contact Ms. Dee Anne Sjögren of Thompson Coburn LLP, Trust counsel, at (314) 552-6295 with any questions or comments.

Sincerely,

/s/ Carol J. Highsmith

Carol J. Highsmith
Vice President